UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08509

Buffalo Small Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Face Amount		Value
		COMMON STOCKS - 96.79%
		Consumer Discretionary - 28.03%
		Auto Components - 1.23%
	1,389,764	Gentex Corp.	$27,364,453

		Hotels Restaurants & Leisure - 8.03%
	934,467	Ameristar Casinos, Inc.	32,463,384
	217,600	LIFE TIME FITNESS, Inc. (a)	11,582,848
	810,550	Orient-Express Hotels Ltd. - Class A	43,283,370
	1,264,500	P.F. Chang's China Bistro, Inc. (a)	44,510,400
	773,860	Penn National Gaming, Inc. (a)	46,501,247
			178,341,249

		Household Durables - 0.02%
	12,600	Ethan Allen Interiors, Inc.	431,550

		Leisure Equipment & Products - 7.25%
	4,700	Brunswick Corp.	153,361
	529,632	MarineMax, Inc. (a)	10,603,233
	565,400	Pool Corp.	22,067,562
	1,210,200	Winnebago Industries, Inc.	35,725,104
	3,198,525	WMS Industries, Inc. (a)(b)	92,309,431
			160,858,691

		Media - 1.50%
	3,019,700	Lions Gate Entertainment Corp. (a)	33,307,291

		Multiline Retail - 0.74%
	1,322,200	Tuesday Morning Corp.	16,342,392

		Specialty Retail - 7.83%
	1,865,400	Borders Group, Inc.	35,554,524
	879,550	Central Garden & Pet Co. (a)	10,783,283
	1,759,100	Central Garden & Pet Co. - Class A (a)	20,634,243
	2,037,900	Christopher & Banks Corp.	34,949,985
	1,184,904	Gamestop Corp - Class A (a)	46,329,746
	1,078,100	Zale Corp. (a)	25,669,561
			173,921,342

		Textiles, Apparel & Luxury Goods - 1.43%
	713,825	Oxford Industries, Inc.	31,651,001
		Total Consumer Discretionary	622,217,969

		Financials - 5.04%
		Capital Markets - 1.48%
	1,064,812	Raymond James Financial, Inc.	32,902,691

		Commercial Banks - 2.55%
	787,500	Boston Private Financial Holdings, Inc.	21,160,125
	610,100	PrivateBancorp, Inc.	17,570,880
	429,250	Wilmington Trust Corp.	17,818,167
			56,549,172

		Diversified Financial Services - 1.01%
	537,201	MarketAxess Holdings, Inc. (a)	9,664,246
	67,489	Morningstar, Inc. (a)	3,173,670
	878,250	W.P. Stewart & Co. Ltd.	9,564,143
			22,402,059
		Total Financials	111,853,922

		Health Care - 23.85%
		Biotechnology - 3.81%
	1,501,600	Amylin Pharmaceuticals, Inc. (a)	61,805,856
	875,900	InterMune, Inc. (a)	22,720,846
			84,526,702

		Health Care Equipment & Supplies - 9.82%
	2,511,100	Align Technology, Inc. (a)	60,668,176
	2,082,260	American Medical Systems Holdings, Inc. (a)	37,563,970
	1,912,500	ev3, Inc. (a)	32,283,000
	935,300	Immucor, Inc. (a)	26,160,341
	948,800	Mentor Corp.	38,597,184
	947,800	Wright Medical Group, Inc. (a)	22,860,936
			218,133,607

		Health Care Providers & Services - 8.28%
	828,100	AMN Healthcare Services, Inc. (a)	18,218,200
	755,575	Charles River Laboratories International, Inc. (a)	39,002,782
	672,025	Covance, Inc. (a)	46,074,034
	1,413,156	Pharmaceutical Product Development, Inc.	54,081,480
	1,447,900	PSS World Medical, Inc. (a)	26,380,738
			183,757,234

		Pharmaceuticals - 1.94%
	1,412,900	Medicis Pharmaceutical Corp. - Class A	43,149,966
		Total Health Care	529,567,509

		Industrials - 16.17%
		Commercial Services & Supplies - 16.17%
	521,500	Bright Horizons Family Solutions, Inc. (a)	20,291,565
	3,891,925	Corinthian Colleges, Inc. (a)	63,399,458
	1,604,000	DeVry, Inc.	54,568,080
	1,249,800	FirstService Corp. (a)	45,017,796
	1,155,600	Heidrick & Struggles International, Inc. (a)(b)	59,212,944
	389,700	ITT Educational Services, Inc. (a)	45,742,986
	1,593,400	Korn/Ferry International (a)	41,842,684
	1,559,050	Navigant Consulting, Inc. (a)	28,935,968
		Total Industrials	359,011,481

		Information Technology - 23.70%
		Communications Equipment - 2.02%
	1,728,450	Adtran, Inc.	44,887,846

		Electronic Equipment & Instruments - 4.16%
	1,459,775	Dolby Laboratories, Inc. - Class A (a)	51,690,633
	883,100	National Instruments Corp.	28,762,567
	369,350	Trimble Navigation Ltd. (a)	11,893,070
			92,346,270

		Internet Software & Services - 2.90%
	379,950	Equinix, Inc. (a)	34,754,027
	1,155,900	The Knot, Inc. (a)	23,337,621
	273,300	LoopNet, Inc. (a)	6,376,089
			64,467,737

		Semiconductor & Semiconductor Equipment - 13.06%
	1,714,200	Cabot Microelectronics Corp. (a)(b)	60,836,958
	1,492,500	Cree, Inc. (a)	38,581,125
	1,936,350	Fairchild Semiconductor International, Inc. (a)	37,410,282
	822,400	FormFactor, Inc. (a)	31,497,920
	3,191,000	Micrel, Inc.	40,589,520
	1,748,368	MKS Instruments, Inc. (a)	48,429,794
	1,883,600	Semtech Corp. (a)	32,642,788
			289,988,387

		Software - 1.56%
	1,237,900	Manhattan Associates, Inc. (a)	34,549,789
		Total Information Technology	526,240,029

		TOTAL COMMON STOCKS (Cost $1,523,314,118)	2,148,890,910

		SHORT TERM INVESTMENTS - 3.00%
		Investment Company - 0.32%
	7,157,901	SEI Daily Income Trust Treasury II Fund - Class B	7,157,901
		Total Investment Company	7,157,901

		U.S. Treasury Obligations - 2.68%
		Public Finance, Taxation, And Monetary Policy - 2.68%
	19,795,000	0.000%, 07/05/2007	19,785,505
	21,300,000	0.000%, 07/12/2007	21,272,619
	18,354,000	4.880%, 07/19/2007	18,318,282
		Total U.S. Treasury Obligations	59,376,406

		TOTAL SHORT TERM INVESTMENTS (Cost $66,534,307)	66,534,307

		Total Investments (Cost $1,589,848,425) - 99.79%	2,215,425,217

		Other Assets in Excess of Liabilities - 0.21%	4,703,302

		TOTAL NET ASSETS - 100.00%	$2,220,128,519

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$ 1,589,848,425
	Gross unrealized appreciation	706,188,081
	Gross unrealized depreciation	(80,611,289)
	Net unrealized appreciation	$ 625,576,792

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Small Cap Fund, Inc.

By   /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date    August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Buffalo Small Cap Fund, Inc.

By   /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date    August 28, 2007